Other Liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Other Liabilities

12.OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Other liabilities:
Flow-through financing premium liability	$5,850	$—
Lease obligations	2,333	287
Post-employment benefits	$1,016	$1,117
Loan obligations	81	130
	$9,280	$1,534

Other liabilities-by balance sheet presentation:
Current	$6,344	$333
Non-current	2,936	1,201
	$9,280	$1,534

Lease Obligations

The Company entered into leases assets consisting of buildings, vehicles and office equipment. These assets are included in Plant and Equipment (note 8). The continuity of the leases is as follows:

(in thousands)	2024	2023

Opening Balance	$287	$396
Accretion (note 17)	82	27
Additions (note 8)	2,215	33
Repayments	(251)	(168)
Liability adjustment gain	—	(1)
Ending Balance	$2,333	$287

The additions to the lease liability exclude lease inducements of $591,000 that are owed to the Company upon the completion of Toronto office leasehold improvements in 2025. These amounts are recorded within trade and other receivables.

Post-employment Benefits

The Company provides post-employment benefits for former Canadian employees who retired on immediate pension prior to 1997. The post-employment benefits provided include life insurance and medical and dental benefits as set out in the applicable group policies. No post-employment benefits are provided to employees outside the employee group referenced above. The post-employment benefit plan is not funded.

The effective date of the most recent actuarial valuation of the accrued benefit obligation is October 1, 2020. The amount accrued is based on estimates provided by the plan administrator which are based on past experience, limits on coverage as set out in the applicable group policies and assumptions about future cost trends. In 2024, the Company paid $119,000 in post-employment benefits (2023 - $105,000 paid).

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2024:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$393	45	$438
One to five years	1,529	38	1,567
More than five years	1,343	—	1,343
Total obligation-end of period-undiscounted	3,265	83	3,348
Present value discount adjustment	(932)	(2)	(934)
Total obligation-end of period-discounted	$2,333	81	$2,414

Letters of Credit Facility

In December 2024, the Company entered into an agreement with BNS to amend the terms of the Company’s  Credit Facility to extend the maturity date to January 31, 2026 (the “Credit Facility”). All other terms of the Credit Facility (amount of credit facility, tangible net worth covenant, investment amounts, pledged assets and security for the facility) remain unchanged by the amendment and the Credit Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $7,972,000 covered by pledged cash collateral) and 0.75% respectively. During the year ended December 31, 2024, the Company incurred letter of credit fees of $419,000 (December 31, 2023 - $417,000).

At December 31, 2024, the Company is in compliance with its facility covenants and has access to letters of credit of up to $23,964,000 (December 31, 2023 - $23,964,000). The facility is fully utilized as collateral for non-financial letters of credit issued in support of reclamation obligations for the MLJV, MWJV and Wheeler River (see note 11).